Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Categories of financial assets [abstract]
Reclamation deposit	$ 866	$ 672
Other assets		536
Other assets gross		1,208
Current		518
Non-Current	$ 866	$ 690